UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2006
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 Asset Management, LLC
Address: 125 High Street
         Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

       /s/ Lawrence Longo          Boston, Massachusetts      June 30, 2006
       ------------------------    ---------------------      ------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       36
                                        -------------

Form 13F Information Table Value Total:    $117,861
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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                                                        TITLE          SHARES PRN     VALUE       INVESTMENT     OTHER      VOTING
CUSIP          NAME OF ISSUER                          OF CLASS          OR AMT      (x$1000)     DISCRETION   MANAGERS    AUTHORITY
                                                                          SH/PRN                                             SOLE
                                                                         PUT/CALL
00511R870     ACUSPHERE INC                          COMMON STOCK       655,324      2,248         SOLE         N/A          655,324
038188306     APPLIED DIGITAL SOLUTIONS INC          COMMON STOCK        93,000        176         SOLE         N/A           93,000
00950H102     AIRSPAN NETWORKS INC                   COMMON STOCK       240,000        581         SOLE         N/A          240,000
032515108     ANADIGICS INC                          COMMON STOCK       607,749      4,084         SOLE         N/A          607,749
075571109     BEBE STORES INC                        COMMON STOCK        40,000        617         SOLE         N/A           40,000
206710204     CONCURRENT COMPUTER CORP               COMMON STOCK     1,109,474      2,896         SOLE         N/A        1,109,474
170404107     CHORDIANT SOFTWARE INC                 COMMON STOCK     1,407,291      4,264         SOLE         N/A        1,407,291
152319109     CENTILLIUM COMMUNICATIONS INC          COMMON STOCK     3,195,791      8,980         SOLE         N/A        3,195,791
222814204     COVAD COMMUNICATIONS GROUP INC         COMMON STOCK        65,000        131         SOLE         N/A           65,000
344159108     FOCUS ENHANCEMENTS INC                 COMMON STOCK     6,700,323      6,566         SOLE         N/A        6,700,323
G3682E127     FRONTLINE LTD                          COMMON STOCK        10,000        378         SOLE         N/A           10,000
411310105     HANSEN NATURAL CORP                    COMMON STOCK         2,500        476         SOLE         N/A            2,500
436233100     HOLLYWOOD MEDIA CORP                   COMMON STOCK     2,041,676      7,799         SOLE         N/A        2,041,676
46145P103     INVESTOOLS INC                         COMMON STOCK       344,944      2,739         SOLE         N/A          344,944
G2110R106     CHIPMOS TECHNOLOGIES BERMUDA LTD       COMMON STOCK     1,621,559      9,535         SOLE         N/A        1,621,559
462030305     IOMEGA CORP                            COMMON STOCK     3,067,730      8,436         SOLE         N/A        3,067,730
462684101     IRIDEX CORP                            COMMON STOCK       466,282      4,565         SOLE         N/A          466,282
514766104     LANDEC CORP                            COMMON STOCK       886,390      8,199         SOLE         N/A          886,390
91819B105     VA SOFTWARE CORP                       COMMON STOCK        18,941         73         SOLE         N/A           18,941
580395101     MCF CORP                               COMMON STOCK       149,600        154         SOLE         N/A          149,600
576323109     MASTEC INC                             COMMON STOCK       388,800      5,136         SOLE         N/A          388,800
63227W203     NATCO GROUP                            COMMON STOCK         1,000         40         SOLE         N/A            1,000
67107W100     O2MICRO INTERNATIONAL LTD              COMMON STOCK        25,000        192         SOLE         N/A           25,000
683818207     OPTELECOM NKF INC                      COMMON STOCK         2,500         33         SOLE         N/A            2,500
719358103     PHOTOMEDEX INC                         COMMON STOCK     1,243,278      1,952         SOLE         N/A        1,243,278
713569309     PER-SE TECHNOLOGIES INC                COMMON STOCK        95,637      2,408         SOLE         N/A           95,637
71376K102     PERFORMANCE TECHNOLOGIES INC           COMMON STOCK        16,800        116         SOLE         N/A           16,800
74838J101     QUIDEL CORP                            COMMON STOCK       747,562      7,102         SOLE         N/A          747,562
750611402     RADYNE CORP                            COMMON STOCK       651,521      7,414         SOLE         N/A          651,521
781270103     RUDOLPH TECHNOLOGIES INC               COMMON STOCK       232,618      3,373         SOLE         N/A          232,618
784932600     SABA SOFTWARE INC                      COMMON STOCK        90,800        496         SOLE         N/A           90,800
872417308     TGC INDUSTRIES INC                     COMMON STOCK       559,407      6,008         SOLE         N/A          559,407
888339207     TITANIUM METALS CORP                   COMMON STOCK         7,200        248         SOLE         N/A            7,200
87929J103     TELECOMMUNICATION SYSTEMS INC          COMMON STOCK     2,766,834      6,613         SOLE         N/A        2,766,834
929284107     WJ COMMUNICATIONS INC                  COMMON STOCK       775,864      1,148         SOLE         N/A          775,864
961840105     WET SEAL INC                           COMMON STOCK       550,214      2,685         SOLE         N/A          550,214

TOTAL                                                                              117,861

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